ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
IVA receivables	$ 15,353	$ 19,989
El Cubo [Member]
Statements Line Items
IVA receivables	4,888	10,392
Guanacevi [Member]
Statements Line Items
IVA receivables	$ 6,957	$ 8,812